Note 10 - Retirement Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0
Increase Decrease In Unfunded status	(32,400)
Defined Benefit Plan, Plan Assets, Period Increase (Decrease)		(2,500)
Defined Benefit Plan, Benefit Obligation, Period Increase (Decrease)		29,900
Defined Benefit Plan, Accumulated Benefit Obligation	203,000	203,800
Defined Benefit Plan, Plan Assets, Amount	323,061	293,121	$ 288,949
Defined Benefit Plan, Benefit Obligation, Benefits Paid	$ 10,926	$ 21,375
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	100.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-Term Rate of Return on Plan Assets	6.95%	6.55%	6.15%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Change Due to Subsequent Interim Measurement, Weighted-Average Expected Long-Term Rate of Return on Plan Assets	7.30%
Defined Benefit Plan, Benefit Obligation	$ 214,919	$ 217,388	$ 236,507
Unfunded Deferred Compensation Plan [Member]
Defined Benefit Plan, Benefit Obligation	4,200	3,400
Employees’ Savings 401(k) Plan [Member]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 3,200	2,800	$ 2,500
Diversified Mix of Return-seeking Investments [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	38.00%
Fixed Income Investment [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	62.00%
Lump Sum Payout [Member]
Defined Benefit Plan, Benefit Obligation, Benefits Paid		$ 10,200